FINANCIAL ASSETS AND LIABILITIES - Schedule of fair value option of financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Sep. 15, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Principal	R$ (56,904,654)		R$ (52,987,216)	R$ (45,659,037)
Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		R$ (1,500,000)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(4,189,804)
Principal	(4,105,630)		(5,429,667)
Accumulated fair value adjustment of Loans, financing and debentures	557,373		1,033,065
Notional amount of derivatives	4,189,804
Hedging instrument, assets	(334,873)		1,214,068
Derivative hedging instruments accumulated fair value adjustment	(584,365)		(1,041,384)
Notional amount of hedging instruments
Net currency and interest rate instruments	(4,440,503)		(4,215,599)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ (26,992)		(8,319)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Swap Senior Notes 2027 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	113.15% CDI
Notional amount of derivatives	R$ 1,897,790
Hedging instrument, assets	(46,214)		1,285,454
Derivative hedging instruments accumulated fair value adjustment	R$ (379,397)		(736,466)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | FX and interest rate swap, one | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	108% CDI
Notional amount of derivatives	R$ 38,054
Hedging instrument, assets	9,316		15,468
Derivative hedging instruments accumulated fair value adjustment	R$ 6,153		15,067
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | FX and interest rate swap, two | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	118% CDI
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment			47,527
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2018) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	107.9% CDI
Notional amount of derivatives
Hedging instrument, assets			123,760
Derivative hedging instruments accumulated fair value adjustment	R$ (123,760)		(61,685)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2021) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.25%
Notional amount of derivatives	R$ 407,250
Hedging instrument, assets	(63,184)		(50,245)
Derivative hedging instruments accumulated fair value adjustment	R$ (12,939)		(88,612)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2023) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.30%
Notional amount of derivatives	R$ 749,310
Hedging instrument, assets	(22,611)
Derivative hedging instruments accumulated fair value adjustment	R$ (22,611)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2022) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.20%
Notional amount of derivatives	R$ 1,097,400
Hedging instrument, assets	(212,180)		(160,369)
Derivative hedging instruments accumulated fair value adjustment	R$ (51,811)		(217,215)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Senior Notes Due 2027 [Member] | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 7.0%
Notional amount	R$ (1,897,790)
Principal	(2,016,330)		(3,587,265)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 528,855		967,778
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Export Credit Agency (“ECA”) | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	EUR + 0.58%
Notional amount	R$ (38,054)
Principal	(48,849)		(68,455)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (1,444)		377
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 2.20%
Notional amount
Principal
Accumulated fair value adjustment of Loans, financing and debentures			247
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2018) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 4.32%
Notional amount
Principal			(395,285)
Accumulated fair value adjustment of Loans, financing and debentures			(2,680)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2021) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 1.60%
Notional amount	R$ (407,250)
Principal	(362,774)		(377,705)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 2,106		15,545
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2022) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 2.51%
Notional amount	R$ (1,097,400)
Principal	(943,486)		(1,000,957)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 33,324		51,798
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Resolution 4131 (2022) | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	U.S.$ + 4.76%
Notional amount	R$ (749,310)
Principal	(734,191)
Accumulated fair value adjustment of Loans, financing and debentures	(5,468)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(4,134,668)
Principal	(4,345,815)		(4,299,101)
Accumulated fair value adjustment of Loans, financing and debentures	91,725		(2,153,730)
Notional amount of derivatives	4,134,668
Hedging instrument, assets	363,381		51,226
Derivative hedging instruments accumulated fair value adjustment	154,099		(184,713)
Notional amount of hedging instruments
Net currency and interest rate instruments	(3,982,434)		(4,247,875)
Net accumulated fair value adjustment of currency and interest rate instruments	R$ 245,824		(2,338,443)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 4th issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	94.64% CDI
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment			(3,900)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 4th issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	112.49% CDI
Notional amount of derivatives	R$ 114,818
Hedging instrument, assets	4,567		(778)
Derivative hedging instruments accumulated fair value adjustment	R$ 5,345		(5,096)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 6th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	89.9% CDI
Notional amount of derivatives	R$ 523,993
Hedging instrument, assets	20,116		(10,419)
Derivative hedging instruments accumulated fair value adjustment	R$ 30,535		(26,161)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	87.50% CDI
Notional amount of derivatives	R$ 160,126
Hedging instrument, assets	64		(2,046)
Derivative hedging instruments accumulated fair value adjustment	R$ 2,110		(6,923)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	82.94% CDI
Notional amount of derivatives	R$ 870,149
Hedging instrument, assets	(6,578)		(21,039)
Derivative hedging instruments accumulated fair value adjustment	R$ 14,461		(48,613)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	98.9% CDI
Notional amount of derivatives	R$ 565,582
Hedging instrument, assets	46,904		(6,632)
Derivative hedging instruments accumulated fair value adjustment	R$ 53,536		(6,632)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	107% CDI
Notional amount of derivatives	R$ 300,000
Hedging instrument, assets	81,885		76,194
Derivative hedging instruments accumulated fair value adjustment	R$ (5,691)		(4,819)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	103% CDI
Notional amount of derivatives	R$ 600,000
Hedging instrument, assets	147,429		74,092
Derivative hedging instruments accumulated fair value adjustment	R$ (73,337)		8,252
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	109.20% CDI
Notional amount of derivatives	R$ 500,000
Hedging instrument, assets	42,093		(17,705)
Derivative hedging instruments accumulated fair value adjustment	R$ 59,798		(37,517)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	110.60% CDI
Notional amount of derivatives	R$ 500,000
Hedging instrument, assets	26,901		(40,441)
Derivative hedging instruments accumulated fair value adjustment	R$ 67,342		(53,304)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 4th issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 7.36%
Notional amount	R$ (114,818)
Principal	(80,960)		(114,014)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (708)		(114,014)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 6th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.33%
Notional amount	R$ (523,993)
Principal	(554,147)		(523,837)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 3,509		(523,837)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.12%
Notional amount	R$ (500,000)
Principal	(550,342)		(491,153)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 19,868		(6,179)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.22%
Notional amount	R$ (500,000)
Principal	(533,854)		(467,841)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 34,919		9,737
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.10%
Notional amount	R$ (160,126)
Principal	(112,946)		(131,885)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (150)		(131,885)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 3.25%
Notional amount	R$ (870,149)
Principal	(743,674)		(801,812)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 5,967		(801,812)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.74%
Notional amount	R$ (565,582)
Principal	(598,752)		(544,925)
Accumulated fair value adjustment of Loans, financing and debentures	R$ (19,875)		(544,925)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.68%
Notional amount	R$ (300,000)
Principal	(396,201)		(518,680)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 13,474		(6,070)
Financial liabilities at fair value through profit or loss, category | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.50%
Notional amount	R$ (600,000)
Principal	(774,939)		(704,954)
Accumulated fair value adjustment of Loans, financing and debentures	R$ 34,721		R$ (34,745)